CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	[1]
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited)
Net income (loss)	$ (12,304,483)	$ (7,441,820)	$ 12,881,054	$ (19,865,554)	$ (28,423,084)	$ (10,860,317)	[2]
Other comprehensive income (loss), net of nil tax
Foreign currency translation adjustments	23,502	708,140	102,481	565,315	(882,516)	766,070
Comprehensive income (loss)	(12,280,981)	(6,733,680)	12,983,535	(19,300,239)	(29,305,600)	(10,094,247)
Comprehensive loss attributable to non-controlling interest	(1,470,410)	243,078	(1,419,916)	614,298	978,282	401,359
Comprehensive income (loss) attributable to IDEX common shareholders	$ (13,751,391)	$ (6,490,602)	$ 11,563,619	$ (18,685,941)	$ (28,327,318)	$ (9,692,888)

[1]	The above consolidated statements of cash flows include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)
[2]	The above consolidated statements of operations include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)